Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 21,895,260	$ 26,825,337
Less: Allowance for doubtful accounts	(7,080,677)	(2,607,600)
Total accounts receivable, net	$ 14,814,583	$ 24,217,737